Legal Proceedings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Legal Proceedings
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 882
Operating Leases, Future Minimum Payments, Due in Two Years	724
Operating Leases, Future Minimum Payments, Due in Three Years	708
Operating Leases, Future Minimum Payments, Due in Four Years	718
Operating Leases, Future Minimum Payments, Due in Five Years	733
Operating Leases, Future Minimum Payments, Due Thereafter	62,788
Loss contingency accrual, at carrying value	32,100	$ 42,100
Operating Leases, Future Minimum Payments Due	$ 66,553